Shareholder Report, Holdings (Details)	May 31, 2026
C000082955 | Not Rated
Holdings [Line Items]
Percent of Total Investments	3.10%
C000082955 | AAA
Holdings [Line Items]
Percent of Total Investments	16.50%
C000082955 | AA
Holdings [Line Items]
Percent of Total Investments	29.20%
C000082955 | A
Holdings [Line Items]
Percent of Total Investments	29.00%
C000082955 | BBB
Holdings [Line Items]
Percent of Total Investments	17.90%
C000082955 | BB
Holdings [Line Items]
Percent of Total Investments	3.50%
C000082955 | A-1+
Holdings [Line Items]
Percent of Total Investments	0.80%
C000028643 | Not Rated
Holdings [Line Items]
Percent of Total Investments	3.10%
C000028643 | AAA
Holdings [Line Items]
Percent of Total Investments	16.50%
C000028643 | AA
Holdings [Line Items]
Percent of Total Investments	29.20%
C000028643 | A
Holdings [Line Items]
Percent of Total Investments	29.00%
C000028643 | BBB
Holdings [Line Items]
Percent of Total Investments	17.90%
C000028643 | BB
Holdings [Line Items]
Percent of Total Investments	3.50%
C000028643 | A-1+
Holdings [Line Items]
Percent of Total Investments	0.80%
C000028645 | Not Rated
Holdings [Line Items]
Percent of Total Investments	3.10%
C000028645 | AAA
Holdings [Line Items]
Percent of Total Investments	16.50%
C000028645 | AA
Holdings [Line Items]
Percent of Total Investments	29.20%
C000028645 | A
Holdings [Line Items]
Percent of Total Investments	29.00%
C000028645 | BBB
Holdings [Line Items]
Percent of Total Investments	17.90%
C000028645 | BB
Holdings [Line Items]
Percent of Total Investments	3.50%
C000028645 | A-1+
Holdings [Line Items]
Percent of Total Investments	0.80%
C000082961 | Not Rated
Holdings [Line Items]
Percent of Total Investments	5.10%
C000082961 | AAA
Holdings [Line Items]
Percent of Total Investments	11.20%
C000082961 | AA
Holdings [Line Items]
Percent of Total Investments	47.40%
C000082961 | A
Holdings [Line Items]
Percent of Total Investments	15.40%
C000082961 | BBB
Holdings [Line Items]
Percent of Total Investments	17.10%
C000082961 | BB
Holdings [Line Items]
Percent of Total Investments	2.10%
C000082961 | A-1+
Holdings [Line Items]
Percent of Total Investments	0.40%
C000082961 | B
Holdings [Line Items]
Percent of Total Investments	1.30%
C000028661 | Not Rated
Holdings [Line Items]
Percent of Total Investments	5.10%
C000028661 | AAA
Holdings [Line Items]
Percent of Total Investments	11.20%
C000028661 | AA
Holdings [Line Items]
Percent of Total Investments	47.40%
C000028661 | A
Holdings [Line Items]
Percent of Total Investments	15.40%
C000028661 | BBB
Holdings [Line Items]
Percent of Total Investments	17.10%
C000028661 | BB
Holdings [Line Items]
Percent of Total Investments	2.10%
C000028661 | A-1+
Holdings [Line Items]
Percent of Total Investments	0.40%
C000028661 | B
Holdings [Line Items]
Percent of Total Investments	1.30%
C000028663 | Not Rated
Holdings [Line Items]
Percent of Total Investments	5.10%
C000028663 | AAA
Holdings [Line Items]
Percent of Total Investments	11.20%
C000028663 | AA
Holdings [Line Items]
Percent of Total Investments	47.40%
C000028663 | A
Holdings [Line Items]
Percent of Total Investments	15.40%
C000028663 | BBB
Holdings [Line Items]
Percent of Total Investments	17.10%
C000028663 | BB
Holdings [Line Items]
Percent of Total Investments	2.10%
C000028663 | A-1+
Holdings [Line Items]
Percent of Total Investments	0.40%
C000028663 | B
Holdings [Line Items]
Percent of Total Investments	1.30%